Organization and Nature of Operations (Details)						12 Months Ended
	Feb. 26, 2025	Feb. 09, 2023	Apr. 06, 2022	May 08, 2020	May 18, 2015	Dec. 31, 2024
Avalon Healthcare System, Inc. [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage					100.00%	100.00%
Avalon RT 9 Properties, LLC [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage						100.00%
Avalon RT 9 Properties, LLC [Member] | Business Combination [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage						98.50%
Avactis and Arbele Biotherapeutics Limited [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			60.00%
Avactis Biosciences Inc. [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			40.00%	100.00%		60.00%
Avalon Lab [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage		40.00%
Lab Services MSO [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	40.00%
Subsequent Event [Member] | Avalon Lab [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	40.00%